Note 19 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net Income	$ 1,498,000	$ 1,271,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	184,000	182,000
Stock-based compensation expense	300,000	294,000
Net cash provided by operating activities	2,308,000	(1,166,000)
Investing Activities
Purchase of property and equipment	(80,000)	(377,000)
Net cash used in investing activities	(40,325,000)	(22,528,000)
Financing Activities
Dividends paid	(283,000)	(239,000)
Purchase of treasury stock	(17,000)	(10,000)
Proceeds from the reissuance of treasury stock	92,000	54,000
Proceeds from the exercise of stock options	190,000	67,000
Net cash used in financing activities	30,111,000	26,963,000
Net Increase (Decrease) in Cash and Cash Equivalents	(7,906,000)	3,269,000
Cash and Cash Equivalents-Beginning of Year	17,206,000	13,937,000
Cash and Cash Equivalents-End of Year	9,300,000	17,206,000
Parent Company [Member]
Operating Activities
Net Income	1,498,000	1,271,000
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income in subsidiary	(1,550,000)	(1,329,000)
Depreciation expense	35,000	27,000
Stock-based compensation expense	300,000	294,000
Increase in other assets	(92,000)	(54,000)
Increase in other liabilities	3,000
Net cash provided by operating activities	194,000	209,000
Investing Activities
Purchase of property and equipment	(46,000)	(264,000)
Net cash used in investing activities	(46,000)	(264,000)
Financing Activities
Dividends paid	(283,000)	(239,000)
Purchase of treasury stock	(17,000)	(10,000)
Proceeds from the reissuance of treasury stock	92,000	54,000
Proceeds from the exercise of stock options	190,000	67,000
Net cash used in financing activities	(18,000)	(128,000)
Net Increase (Decrease) in Cash and Cash Equivalents	130,000	(183,000)
Cash and Cash Equivalents-Beginning of Year	76,000	259,000
Cash and Cash Equivalents-End of Year	$ 206,000	$ 76,000